Debt Obligations (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt Obligations

8. DEBT OBLIGATIONS
The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, on our debt obligations as of June 30, 2019 and December 31, 2018 (dollars in thousands):

	Interest Rate(1)	June 30, 2019	December 31, 2018
Revolving credit facility(2)	LIBOR + 1.40%	$—	$73,359
Term loans	2.06%-4.59%	1,918,410	1,858,410
Secured portfolio loan facility	3.52%	195,000	195,000
Mortgages	3.45%-7.91%	329,404	334,117
Finance lease liability		581	552
Assumed market debt adjustments, net		(3,841)	(4,571)
Deferred financing expenses, net		(16,149)	(18,041)
Total		$2,423,405	$2,438,826

(1)	Interest rates are as of June 30, 2019.

(2)
The gross borrowings and payments under our revolving credit facility were $105.6 million and $179.0 million, respectively, during the six months ended June 30, 2019. The gross borrowings and payments under our revolving credit facility were $151.0 million and $166.0 million, respectively, during the six months ended June 30, 2018.

In May 2019, we executed a $60 million delayed draw feature on one of our term loans. We used the proceeds from this draw to pay down our revolver balance.
As of June 30, 2019 and December 31, 2018, the weighted-average interest rate, including the effect of derivative financial instruments, for all of our debt obligations was 3.5%.
The allocation of total debt between fixed-rate and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing expenses, net, as of June 30, 2019 and December 31, 2018, is summarized below (in thousands):

	June 30, 2019	December 31, 2018
As to interest rate:(1)
Fixed-rate debt	$2,111,985	$2,216,669
Variable-rate debt	331,410	244,769
Total	$2,443,395	$2,461,438
As to collateralization:
Unsecured debt	$1,918,410	$1,931,769
Secured debt	524,985	529,669
Total	$2,443,395	$2,461,438

(1)	Includes the effects of derivative financial instruments (see Notes 9 and 15).

9. DEBT OBLIGATIONS
The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, on our debt obligations as of December 31, 2018 and 2017 (in thousands):

	Interest Rate(1)	2018	2017
Revolving credit facility	3.86%	$73,359	$61,569
Term loans	2.06%-4.59%	1,858,410	1,140,000
Secured loan facilities	3.52%	195,000	370,000
Mortgages and other	3.45%-7.91%	334,669	246,217
Assumed market debt adjustments, net		(4,571)	5,254
Deferred financing expenses, net		(18,041)	(16,042)
Total		$2,438,826	$1,806,998

(1)	Interest rates are as of December 31, 2018.
Revolving Credit Facility—We have a revolving credit facility of $500 million with availability of $426.2 million, which is net of current issued letters of credit, as of December 31, 2018. The revolving credit facility has an interest rate of LIBOR plus a spread of 1.4%. The maturity date is October 2021, with additional options to extend the maturity to October 2022. The gross borrowings under our revolving credit facility were $475.4 million, $437.0 million, and $590.8 million during the years ended December 31, 2018, 2017, and 2016, respectively. The gross payments were $463.6 million, $552.4 million, and $554.8 million during the years ended December 31, 2018, 2017, and 2016, respectively.
Term Loans—We have eight unsecured term loans with maturities ranging from 2020 to 2025. Our term loans have interest rates of LIBOR plus interest rate spreads based on our leverage ratios. With the exception of $245.5 million, all of these rates have been fixed through the use of interest rate swaps.
Of the eight term loans, we assumed three as part of the Merger with a fair value of $361.7 million. Additionally, at the closing of the Merger, we established two term loans for $300 million and $100 million maturing in November 2023 and May 2024, respectively. We also exercised an accordion feature on an existing term loan maturing in May 2025, adding $157.5 million in new debt, with an additional $60 million available.
As of December 31, 2018 and 2017 the weighted-average interest rate on our term loans was 3.5% and 3.0%, respectively.
Secured Debt—Our secured debt includes a facility secured by 14 properties, mortgage loans secured by individual properties, and capital leases. At the closing of the Merger, we assumed $102.3 million in mortgage loans. We contributed $175 million of our secured debt to GRP I in November 2018. In connection with the debt contributed to GRP I, we wrote-off deferred financing expenses of $2.1 million. The interest rates on our secured debt are fixed. As of December 31, 2018 and 2017 our weighted average interest rate for our secured debt was 4.4% and 4.1%, respectively.
As of December 31, 2018 and 2017, the weighted-average interest rate for our debt obligations was 3.5% and 3.4%, respectively.
The allocation of total debt between fixed-rate and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing expenses, as of December 31, 2018 and 2017, is summarized below (in thousands):

	2018	2017
As to interest rate:(1)
Fixed-rate debt	$2,216,669	$1,608,217
Variable-rate debt	244,769	209,569
Total	$2,461,438	$1,817,786
As to collateralization:
Unsecured debt	$1,931,769	$1,202,476
Secured debt	529,669	615,310
Total	$2,461,438	$1,817,786

(1)	Includes the effects of derivative financial instruments (see Notes 10 and 18).
Below is our maturity schedule with the respective principal payment obligations, excluding market debt adjustments and deferred financing expenses (in thousands):

	2019	2020	2021	2022	2023	Thereafter	Total
Revolving credit facility	$—	$—	$73,359	$—	$—	$—	$73,359
Term loans	—	170,910	125,000	375,000	300,000	887,500	1,858,410
Secured debt	9,523	9,999	87,688	61,903	79,570	280,986	529,669
Total	$9,523	$180,909	$286,047	$436,903	$379,570	$1,168,486	$2,461,438